Taxes (Details Textual) - CAD ($) $ in Millions	1 Months Ended				12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 22, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax [Line Items]
Applicable tax rate			22.55%		27.00%	27.00%
Unused tax losses for which no deferred tax asset recognised					$ 2,600.0	$ 2,000.0
Deductible temporary differences for which no deferred tax asset is recognised					90.6	145.6
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised					500.0	400.0
Vermilion's Canada Segment [Member]
Disclosure of income tax [Line Items]
Deductible temporary differences, unused tax losses and unused tax credits expired					1,100.0	500.0
Vermilion's Ireland Segment [Member]
Disclosure of income tax [Line Items]
Deductible temporary differences, unused tax losses and unused tax credits expired					$ 1,300.0	$ 1,300.0
Bottom of range [member] | Vermilion's Canada Segment [Member]
Disclosure of income tax [Line Items]
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits					2025
Top of range [member] | Vermilion's Canada Segment [Member]
Disclosure of income tax [Line Items]
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits					2038
FRANCE
Disclosure of income tax [Line Items]
Applicable tax rate					34.40%
NETHERLANDS
Disclosure of income tax [Line Items]
Applicable tax rate					50.00%
GERMANY
Disclosure of income tax [Line Items]
Applicable tax rate					30.20%
IRELAND
Disclosure of income tax [Line Items]
Applicable tax rate					25.00%
UNITED STATES
Disclosure of income tax [Line Items]
Applicable tax rate					21.00%
Corporate Income tax [Member]
Disclosure of income tax [Line Items]
Applicable tax rate		20.50%			25.00%
Corporate Income tax [Member] | AUSTRALIA
Disclosure of income tax [Line Items]
Applicable tax rate					30.00%
Petroleum Resource Rent Tax [Member] | AUSTRALIA
Disclosure of income tax [Line Items]
Applicable tax rate					40.00%
United states Corporate Income tax [Member]
Disclosure of income tax [Line Items]
Applicable tax rate				35.00%	21.00%
FrenchCorporate Income tax [Member]
Disclosure of income tax [Line Items]
Applicable tax rate	25.825%				34.43%